Goodwill, net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill, net
Schedule of Changes in Carrying Amount of Goodwill, net
Changes in the carrying amount of goodwill, net, consist of the following for 2016 and 2015:

	North America Gaming and	North America
($ thousands)	Interactive	Lottery	International	Italy	Total
Balance at December 31, 2014	210,700	1,069,863	1,160,424	1,517,894	3,958,881

IGT acquisition	2,415,582	147,292	382,958	—	2,945,832
Other acquisitions	—	—	—	9,798	9,798
Foreign currency translation	—	—	(8,299)	(75,713)	(84,012)
Balance at December 31, 2015	2,626,282	1,217,155	1,535,083	1,451,979	6,830,499

IGT acquisition	(402)	(25)	(64)	—	(491)
Other acquisitions	—	4,399	—	3,734	8,133
Other changes	—	—	—	(278)	(278)
Foreign currency translation	—	—	(7,470)	(20,381)	(27,851)
Balance at December 31, 2016	2,625,880	1,221,529	1,527,549	1,435,054	6,810,012

Balance at December 31, 2015
Cost	2,626,282	1,221,248	1,656,888	1,453,612	6,958,030
Accumulated impairment loss	—	(4,093)	(121,805)	(1,633)	(127,531)
	2,626,282	1,217,155	1,535,083	1,451,979	6,830,499

Balance at December 31, 2016
Cost	2,625,880	1,225,622	1,639,282	1,436,635	6,927,419
Accumulated impairment loss	—	(4,093)	(111,733)	(1,581)	(117,407)
	2,625,880	1,221,529	1,527,549	1,435,054	6,810,012